SHARE BASED PAYMENTS - RSU's (Details) - Restricted share units - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share capital
Bgn	921,356	1,014,972
Awarded	235,091	320,447
Exercised or vested(in shares)	(448,607)	(414,063)
End	707,840	921,356
Later than one year and not later than two years [member]
Share capital
Bgn	448,607
End		448,607
Later than two years and not later than three years [member]
Share capital
Bgn	365,935
End	444,301	365,935
Later than three years and not later than four years [member]
Share capital
Bgn	106,814
End	185,179	106,814
Later than four years and not later than five years [member]
Share capital
End	78,360
After award date year one
Share capital
Vesting of stock options ( as a percentage)	0.33%
After award date year two
Share capital
Vesting of stock options ( as a percentage)	0.33%
After award date year three
Share capital
Vesting of stock options ( as a percentage)	0.33%